UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)
3777 West Fork Road, Cincinnati, OH 45247
(Address of principal executive offices) (Zip code)
Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code: 513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Common Stocks	Shares	Fair Value

Danaher Corp.	36,900	$3,144,249
Dover Corp.	42,200	2,412,996
Emerson Electric Co.	49,950	2,206,291
Norfolk Southern Corp.	34,200	2,612,880
W.W. Grainger Inc.	12,800	2,752,128
Union Pacific	46,000	4,066,860
12.7% - Total For Industrials		$17,195,404

AT&T Inc.	92,640	3,018,211
2.2% - Total For Telecommunication Services		$3,018,211

Coca Cola Co.	108,680	4,360,242
CVS Health Corp.	26,855	2,590,970
Hershey Foods Corp.	50,600	4,649,128
JM Smucker Co.	26,300	3,000,567
Nestle SA - ADR	72,100	5,424,804
Procter & Gamble Co.	33,990	2,445,241
Unilever PLC	68,600	2,797,508
18.7% - Total For Consumer Staples		$25,268,460

Comcast Corp.	81,500	4,635,720
Nordstrom Inc.	64,850	4,650,393
TJX Companies	38,300	2,735,386
8.9% - Total For Consumer Discretionary		$12,021,499

Chevron Corp.	54,385	4,289,889
ConocoPhillips	84,700	4,062,212
Royal Dutch Shell PLC, Class B ADR	82,300	3,907,604
Schlumberger Ltd.	35,150	2,424,295
10.8% - Total For Energy		$14,684,000

Iberiabank Corp	72,500	4,220,225
Ace LTD.	40,325	4,169,605
Everbank Financial Corp.	210,000	4,053,000
Invesco Ltd.	125,535	3,920,458
Marsh & McLennan Companies Inc.	56,800	2,966,096
RenaissanceRE Holdings Ltd.	28,500	3,030,120
16.5% - Total For Financial Services		$22,359,504

Abbott Laboratories	92,100	3,704,262
Owens & Minor Inc. Holding Company	135,500	4,327,870
Zimmer Biomet Holdings	41,100	3,860,523
8.8% - Total For Health Care		$11,892,655

Accenture PLC	28,300	2,780,758
Apple Computer Inc.	23,760	2,620,728
Cisco Systems Inc.	159,000	4,173,750
Linear Technology Corp.	68,600	2,768,010
Microsoft Corp.	64,275	2,844,812
Oracle Corp.	102,000	3,684,240
Qualcomm Inc.	44,130	2,371,105
SAP AG ADR	61,800	4,004,022
Western Digital Corp.	31,850	2,530,164
20.5% - Total For Information Technology		$27,777,589

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Total Common Stocks 99.1%		$134,217,322
(Identified Cost $126,036,710)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,154,569	1,154,569
Total Cash Equivalents 0.9%		$1,154,569
(Identified Cost $1,154,569)

Total Portfolio Value 100.0%		$135,371,891
(Identified Cost $127,191,279)

Liabilities in Excess of Other Assets 0.0%		$23,017

Total Net Assets 100.0%		$135,394,908

** Variable Rate Security; as of September 30, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	6,540	$927,176
Danaher Corp.	17,900	1,525,259
Dover Corporation	21,900	1,252,242
Fluor Corp.	18,325	776,064
Pronto Labs Inc.	8,100	542,700
Union Pacific Corp.	16,500	1,458,765
13.9% - Total For Industrials		$6,482,206

CVS Health Corp.	13,770	1,328,530
Hershey Company	11,725	1,077,293
Nestle SA - ADR	14,000	1,053,360
Procter & Gamble Co.	11,700	841,698
Treehouse Foods Inc.*	13,000	1,011,270
11.3% - Total For Consumer Staples		$5,312,151

Cabela's Inc.*	10,050	458,280
Michael Kors Holdings Ltd.*	15,820	668,237
Nordstrom Inc.	14,300	1,025,453
Polaris Industries inc.	7,650	917,005
Priceline.com Inc.*	760	940,014
TJX Companies	15,400	1,099,868
Walt Disney Co.	13,800	1,410,360
13.9% - Total For Consumer Discretionary		$6,519,217

Chevron Corp.	10,370	817,986
Continental Resources Inc.*	9,400	272,318
EOG Resources Inc.	17,340	1,262,352
Schlumberger Ltd.	18,005	1,241,805
7.7% - Total For Energy		$3,594,461

Ace Ltd.	9,800	1,013,320
Axis Capital Holdings Ltd.	20,650	1,109,318
Everbank Financial Corp.	49,400	953,420
Iberiabank Corp.	15,810	920,300
Invesco Ltd.	27,500	858,825
PRA Group Inc.*	24,725	1,308,446
Western Alliance Bancorp.*	30,475	935,887
15.2% - Total For Financial Services		$7,099,516

Allergan PLC	3,100	842,611
Analogic Corp.	12,050	988,582
Biogen Idec Inc.	4,680	1,365,671
Mednax Inc.*	12,200	936,838
8.8% - Total For Health Care		$4,133,702

Apple Inc.	16,560	1,826,568
Avago Technologies Ltd.	7,575	946,951
EMC Corp.	34,550	834,728
Facebook Inc.*	11,000	988,900
FEI Co.	6,700	489,368
Fortinet Inc.*	12,670	538,222
Google Inc. - Class A*	920	587,300
Google Inc. - Class C*	2,035	1,238,135
IPG Photonics Corp.*	5,700	433,029
Oracle Corp.	38,200	1,379,783

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Qualcomm Inc.	14,000	752,220
Red Hat Inc.*	13,800	991,944
Ruckus Wireless Inc.*	44,000	522,720
SAP AG ADR	13,300	861,707
Ultimate Software Group	3,575	639,961
27.8% - Total For Information Technology		$13,031,536

Total Common Stocks 98.6%		$46,172,789
(Identified Cost $39,894,377)

Cash Equivalents

First American Government Obligation Fund, Class Z**	873,290	873,290
Total Cash Equivalents 1.9%		$873,290
(Identified Cost $873,290)

Total Portfolio Value 100.5%		$47,046,079
(Identified Cost $40,767,667)

Liabilities in Excess of Other Assets -0.5%		$(234,846)

Total Net Assets 100.0%		$46,811,233

* Non-income producing security.

** Variable Rate Security; as of September 30, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Common Stocks	Shares	Fair Value
Aptargroup Inc.	8,500	560,660
Avery Dennison Corp.	9,700	548,729
Boise Cascade Co.	18,000	453,960
Packaging Corp. of America	8,000	481,280
Valspar Corp.	6,700	481,596
Westlake Chemical Corp.	6,000	311,340
7.0% - Total For Materials		$2,837,565

Alamo Group Inc.	15,000	701,250
Carlisle Corp.	4,100	358,258
Circor International Inc.	9,700	389,164
Copa Holdings SA	2,200	92,246
Deluxe Corp.	11,100	618,714
Dover Corp.	8,000	457,440
Essendant Inc.	12,400	402,132
Fluor Corp.	14,000	592,900
Generac Holdings Inc.*	7,000	210,630
Hillenbrand Inc.	18,000	468,180
HNI Corp.	11,700	501,930
Lincoln Electric	4,600	241,178
Old Dominion Freight*	6,300	384,300
Pentair PLC	9,000	459,360
Pronto Labs Inc.	8,000	536,000
Snap-On Tools Corp.	3,100	467,914
Trinity Industries	15,800	358,186
Watsco Inc.	2,900	343,592
18.7% - Total For Industrials		$7,583,374

Church & Dwight Co. Inc.	4,000	335,600
Energizer Holdings Inc.	8,500	329,035
Ingredion Inc.	3,600	314,316
Treehouse Foods Inc.*	5,000	388,950
WD-40 Co.	6,400	570,048
4.8% - Total For Consumer Staples		$1,937,949

Advance Auto Parts Inc.	2,800	530,684
AMC Networks*	7,600	556,092
Foot Locker Inc.	6,000	431,820
Gentex Corp.	33,600	520,800
G-III Apparel Group Ltd.*	11,000	678,260
GNC Holdings Inc.	5,600	226,352
LKQ*	15,800	448,088
Michael Kors Holdings Ltd.*	4,300	181,632
Nordstrom Inc.	8,500	609,535
Polaris Industries Inc.	3,300	395,571
Steven Madden Ltd.*	18,600	681,132
Thor Industries Inc.	10,700	554,260
Winmark Corp.	4,500	463,140
15.5% - Total For Consumer Discretionary		$6,277,366

Helmerich & Payne Inc.	6,000	283,560
Hollyfrontier Corp.	7,600	371,184
Oceaneering International	4,400	172,832
US Silica Holdings Inc.	6,500	91,585
2.3% - Total For Energy		$919,161

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Argo Group International Holdings Ltd.	9,240	522,892
Assurant Inc.	6,000	474,060
Axis Capital Holdings Ltd.	14,500	778,940
Berkshire Hills Bancorp Inc.	22,000	605,880
Endurance Specialty Holdings Ltd.	7,300	445,519
Everbank Financial Corp.	36,000	694,800
Everest RE Group LTD	3,200	554,688
FNF Group Inc.	11,500	407,905
German America Bancorp	20,000	585,400
Home Bancshares Inc.	11,000	445,500
Lakeland Bancorp Inc.	50,000	555,500
PRA Group Inc.*	12,000	635,040
Principal Financial Group Inc.	7,700	364,518
Reinsurance Group of America	4,500	407,655
RenaissanceRE Holdings Ltd.	6,000	637,920
Wesbanco Inc.	12,700	399,415
Western Alliance Bancorp.*	13,000	399,230
22.0% - Total For Financial Services		$8,914,862

Analogic Corp.	6,700	549,668
Cynosure Inc.	18,000	540,720
Greatbatch Inc.	5,500	310,310
Mednax Inc.*	10,000	767,900
Natus Medical Inc.	13,000	512,850
Owens & Minor Inc. Holding Co.	17,800	568,532
United Therapeutics Corp.*	5,300	695,572
Universal Health Services Inc.	4,000	499,240
VCA Inc.*	7,300	384,345
11.9% - Total For Health Care		$4,829,137

Amdocs Ltd.	7,300	415,224
Brocade Communications Systems Inc.	59,300	615,534
FEI Co.	5,300	387,112
Flir Systems Inc.	9,800	274,302
IPG Photonics Corp.*	7,000	531,790
Neustar Inc.*	14,600	397,266
PC Connection Inc.*	27,000	559,710
Red Hat Inc.*	11,700	840,996
Ubiquiti Networks Inc.	13,700	464,293
Ultimate Software Group	1,700	304,317
11.8% - Total For Information Technology		$4,790,544

UGI Corp.	10,800	376,056
WEC Energy Group Inc.	9,000	469,980
2.1% - Total For Utilities		$846,036

Total Common Stocks 96.1%		$38,935,994
(Identified Cost $35,138,023)

Real Estate Investment Trusts (REITs)

Lexington Realty Trust	53,000	429,300
Realty Income Corp.	12,000	568,680
Retail Properties of America	19,900	280,391
Total REITs 3.2%		$1,278,371
(Identified Cost $1,302,378)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z**	326,784	326,784
Total Cash Equivalents 0.8%		$326,784
(Identified Cost $326,784)

Total Portfolio Value 100.1%		$40,541,149
(Identified Cost $36,767,185)

Liabilities in Excess of Other Assets -0.1%		$(38,293)

Total Net Assets 100.0%		$40,502,856

* Non-income producing security.

** Variable Rate Security; as of September 30, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	700	$25,368
Apartment Investment & Management Co.	2,624	97,140
Avalonbay Communities Inc.	1,809	316,249
Camden Property Trust	1,200	88,680
Equity LifeStyle Properties Inc.	1,500	87,855
Equity Residential	5,000	375,600
Essex Property Trust Inc.	865	193,258
Home Properties Inc.	1,100	82,225
Mid-America Apartment Communities Inc.	1,630	133,448
Post Properties Inc.	850	49,547
Senior Housing Properties Trust	3,500	56,700
Sun Communities Inc.	650	44,044
UDR Inc.	3,807	131,265
17.6% - Total For Residential		$1,681,379

American Tower Corp.	5,589	491,720
Brandywine Realty Trust	3,000	36,960
Cousins Properties Inc.	3,500	32,270
Douglas Emmett Inc.	2,500	71,800
Lexington Realty Trust	3,500	28,350
National Retail Properties Inc.	2,250	81,608
PS Business Parks Inc.	500	39,690
Public Storage	2,300	486,749
Retail Properties of America	3,500	49,315
Urban Edge Properties	1,530	33,033
Vornado Realty Trust	2,561	231,566
16.6% - Total For Diversified		$1,583,061

Care Capital Properties	1,100	36,223
HCP Inc.	6,100	227,225
Health Care Inc.	4,750	321,670
Healthcare Realty Trust Inc.	1,500	37,275
LTC Properties Inc.	650	27,736
Medical Properties Trust Inc.	2,800	30,968
Omega Healthcare Investors Inc.	2,000	70,300
Universal Health Realty Income Trust	300	14,082
Ventas Inc.	4,400	246,664
10.6% - Total For Health Care Facilities		$1,012,143

Diamondrock Hospitality Co.	4,000	44,200
Host Hotels & Resorts Inc.	10,354	163,697
LaSalle Hotel Properties	1,500	42,585
Pebblebrook Hotels Trust	1,200	42,540
RL Lodging Trust	2,500	63,175
Ryman Hospitality Properties	1,000	49,230
Strategic Hotels and Resorts Inc.*	5,000	68,950
Sunstone Hotel Investors Inc.	3,027	40,047
5.4% - Total For Hotels/Motels		$514,424

Alexandria Real Estate Equities Inc.	1,000	84,670
Boston Properties Inc.	2,020	239,168
Corporate Office Properties Trust	2,000	42,060
Digital Realty Trust, Inc.	2,300	150,236
Duke Realty Corp.	5,000	95,250
Equity Commonwealth	1,700	46,308

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Highwoods Properties Inc.	1,700	65,875
Kilroy Realty Corp.	1,545	100,672
Liberty Property Trust	2,661	83,848
Mack-Cali Realty Corp.	1,500	28,320
Piedmont Office Realty Trust Inc.	3,500	62,615
10.5% - Total For Office		$999,022

BioMed Realty Trust Inc.	2,500	49,950
CubeSmart	2,500	68,025
DCT Industrial Trust Inc.	1,375	46,283
Eastgroup Properties	600	32,508
Extra Space Storage Inc.	1,750	135,030
Prologis Inc.	7,306	284,203
Sovran Self Storage Inc.	450	42,435
6.9% - Total For Industrial		$658,434

Acadia Realty Trust	1,000	$30,070
Alexander's Inc.	100	37,400
CBL & Associates Properties Inc.	1,194	16,418
DDR Corp.	7,055	108,506
Dupont Fabros Technology Inc.	1,800	46,584
EPR Properties	1,000	51,570
Equity One Inc.	1,600	38,944
Federal Realty Investment Trust	1,000	136,450
General Growth Partners Inc.	11,600	301,252
Hospitality Property Trust	2,100	53,718
Kimco Realty Corp.	5,667	138,445
Macerich Co.	2,192	168,389
Realty Income Corp.	4,319	204,677
Regency Centers Corp.	1,375	85,456
Simon Property Group Inc.	4,279	786,138
SL Green Realty Corp.	1,500	162,240
Tanger Factory Outlet Centers Inc.	2,000	65,940
Taubman Centers Inc.	800	55,264
Washington Prime Group Inc.	3,353	39,096
Washington Real Estate Investment Trust	1,500	37,395
Weingarten Realty Investors	2,500	82,775
27.8% - Total For Retail		$2,646,727

Plum Creek Timber Co. Inc.	2,500	98,775
Rayonier Inc.	2,000	44,140
Weyerhaueser Co.	7,200	196,849
3.6% - Total For Timber		$339,764

Total REITs 99.0%		$9,434,953
(Identified Cost $5,318,027)

Cash Equivalents

First American Government Obligation Fund, Class Z**	78,248	78,248
Total Cash Equivalents 0.8%		$78,248
(Identified Cost $78,248)

Total Portfolio Value 99.8%		$9,513,201
(Identified Cost $5,396,275)

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Other Assets in Excess of Liabilities 0.2%		$23,958

Total Net Assets 100.0%		$9,537,159

* Non-income producing security.

** Variable Rate Security; as of September 30, 2015, the 7 day yield was 0.01%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Common Stocks	Shares	Fair Value

Air Liquide SA ADR	3,777	$89,251
Antofagasta PLC	5,900	89,798
BASF SE ADR	1,350	103,153
BHP Billiton Ltd ADR	2,550	80,631
BHP Billiton PLC ADR	2,400	73,608
Newcrest Mining Ltd ADR*	12,000	106,800
Nitto Dendo Corp. ADR	4,000	119,236
Posco ADR	1,400	49,028
Rio Tinto PLC ADR	1,570	53,097
South32 Ltd. ADR	1,980	9,425
Syngenta AG ADR	1,100	70,158
4.8% - Total For Materials		$844,185

ABB Ltd.	2,900	51,243
Atlas Copco AB ADR	4,600	110,952
BAE Systems PLC ADR	3,200	86,432
Bunzl PLC ADR	4,000	107,600
Canadian National Railway Co.	1,400	79,464
Canadian Pacific Ltd. Corp.	800	114,856
Cemex ADR	9,740	68,083
Fanuc Corp. ADR	5,900	151,335
Itochu Corp. ADR	3,000	63,380
Keppel Corp. Ltd. ADR	7,900	75,840
Komatsu Ltd. ADR	6,900	101,844
Koninklijke Philips EL - NY Shares	3,673	86,169
Mitsui & Co., Ltd. ADR	300	67,800
Schneider Elect SA ADR	10,000	111,800
Sensata Technologies Holding NV*	3,200	141,888
Siemens AG	900	80,370
Volvo AB ADR	8,000	76,400
8.9% - Total For Industrials		$1,575,456

America Movil - ADR Series L	4,460	73,813
BT Group PLC	1,600	102,000
China Mobile (Hong Kong) Ltd.	2,700	160,650
Chunghwa Telecom Co. Ltd.	2,440	73,737
Deutsche Telekom AG	5,950	105,732
KDDI Corp.	21,600	242,784
MTN Group Ltd. ADR	5,600	71,680
Nippon Telegraph and Telephone Corp. ADR	2,850	100,633
Orange SA ADR	5,896	89,148
Philippine Long Distance Telephone Co. ADR	1,800	83,088
SK Telecom Co. Ltd.	3,400	82,960
SoftBank Corp.	4,300	99,545
Telef Brasil	7,400	67,562
Telefonica SA ADR	4,849	58,382
Telenor Asa ADR	1,500	84,060
Vivendi	3,504	82,764
Vodafone Group PLC ADR	2,727	86,555
9.4% - Total For Telecommunication Services		$1,665,093

Coca-Cola Amatil Ltd. ADR	4,760	30,369
Coca-Cola Enterprises Femsa SA ADR	1,000	69,380
Danone ADR	6,184	77,918
Koninklijke Ahold NV ADR	4,892	95,345

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
L'Oreal ADR	4,200	145,572
Nestle SA ADR	4,140	311,494
Reckitt Benckiser Group PLC	6,800	124,100
Tesco PLC ADR	10,500	86,940
Unilever NV	2,500	100,500
Unilever PLC	5,730	233,669
Wal-Mart De Mexico SA ADR	4,000	98,560
7.8% - Total For Consumer Staples		$1,373,847

Adidas AG ADR	2,000	80,680
Daimler AG	2,600	189,410
Hennes & Mauritz AB ADR	14,300	103,389
Honda Motor Co. Ltd. ADR	1,940	58,006
Magna International Inc.	5,000	240,050
Marks & Spencer Group PLC	5,000	76,050
Naspers Ltd.	650	81,250
Publicis Groupe ADR	7,800	133,068
Sky PLC ADR	1,700	107,797
Sony Corp. ADR	5,730	140,385
Tata Motors Ltd. ADR	4,325	97,312
Toyota Motor Corp. ADR	2,210	259,189
WPP PLC ADR	1,300	135,239
9.6% - Total For Consumer Discretionary		$1,701,825

BG Group PLC ADR	6,100	88,877
BP PLC ADR	2,298	70,227
Cnooc Ltd.	780	80,402
Eni SPA ADR	1,770	55,525
Lukoil Corp.	2,300	78,338
Petrochina Co. Ltd. ADR	1,800	125,460
Petroleo Brasileiro ADR	5,620	24,447
Royal Dutch Shell PLC - Class B	3,700	175,676
Sasol Ltd. Adr	2,800	77,896
Statoil ASA	6,200	90,272
Suncor Energy Inc.	3,200	85,504
Technip SA ADR	6,200	73,098
Total SA ADR	2,300	102,833
Woodside Petroleum ADR	4,300	87,634
6.9% - Total For Energy		$1,216,189

Allianz AG	7,900	123,477
Australia and New Zealand Banking Group Ltd.	6,400	121,920
Banco Bradesco ADR	23,800	127,568
Banco De Chile	951	59,723
Banco Santander SA	17,600	92,928
Bank of Montreal	1,240	67,642
Bank of Nova Scotia	1,800	79,344
Barclays PLC ADR	6,568	97,075
BNP Paribas ADR	3,390	100,276
China Construction ADR	5,300	70,649
CK Hutchison Hodlings Ltd.	8,000	104,080
Credit Suisse Group ADR	3,777	90,761
Deutsche Boerse AG	16,000	137,120
Grupo Financiero Santander Mexico Sab De CV	4,300	31,562
HDFC Bank Ltd. ADR	3,900	238,251
HSBC Holdings PLC ADR	5,416	205,158

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Icici Bank Ltd. ADR	8,800	73,744
Industrial and Commercial Bank Of China Ltd.	24,400	282,552
Itau Unibanco Holding SA ADR	11,440	75,733
KB Financial Group Inc. ADR*	2,400	70,536
Macquarie Group Ltd. ADR*	1,887	100,577
Manulife Financial Corp.	4,420	68,422
Mitsubishi Estate Co. Ltd. ADR	4,000	82,218
Mitsubishi UFJ Financial Group Inc. ADR	34,300	208,887
Mizuho Financial Group ADR	39,600	146,916
National Australia Bank Ltd. - ADR	7,500	78,900
Orix Corp. ADR	1,750	113,627
Prudential PLC ADR	3,900	164,346
Royal Bank of Canada	1,600	88,400
Sumitomo Mitsui Financial Group Inc.	24,100	183,883
Sun Hung Kai Properties Ltd. ADR	5,450	72,104
Swiss Re Ltd.	4,400	94,600
Tokio Marine Holdings Inc. ADR	6,000	224,880
Toronto Dominion Bank	3,400	134,028
UBS AG ADR	4,800	88,896
United Overseas Bank Ltd. ADR	5,300	138,330
Westpac Banking Corp. Ltd. ADR	4,650	97,929
Zurich Insurance Group ADR	3,240	79,574
25.0% - Total For Financial Services		$4,416,616

Astellas Pharma Inc. ADR	12,400	159,836
Astrazeneca PLC ADR	3,000	95,460
Bayer AG ADR	1,900	243,276
Dr. Reddy's Laboratories Ltd.	3,340	213,459
Novartis AG ADR	2,480	227,962
Novo Nordisk A/S ADR	4,300	233,232
Roche Holdings Ltd. ADR	9,020	297,209
Shire PLC ADR	400	82,092
Takeda Pharmaceutical Company Ltd.	3,320	72,608
Teva Pharmaceuticals ADR	3,500	197,610
Taro Pharmaceuticals	800	114,312
10.9% - Total For Health Care		$1,937,056

ASML Holding NV	1,162	102,233
Baidu.com*	600	82,446
CGI Group Inc.	4,800	173,808
Check Point Software Technologies Ltd.*	1,000	79,330
Ericsson (LM) Tele ADR	12,900	126,162
Lenovo Group Ltd.	8,000	134,560
Open Text Corp.	1,600	71,600
SAP AG ADR	5,400	349,866
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,100	271,825
Tencent Holdings Ltd.	6,500	109,720
United Microelectronics ADR	44,930	72,787
8.9% - Total For Information Technology		$1,574,337

Centrica PLC	7,000	95,620
Enel SPA ADR	21,100	93,051
Enersis SA ADR	7,400	93,536
Iberdrola SA ADR	3,578	95,139
Korea Electric Power Corp.*	5,100	104,499
National Grid PLC ADR	1,400	97,482
3.3% - Total For Utilities		$579,327

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Total Common Stocks 95.5%		$16,883,931
(Identified Cost $16,147,490)

Cash Equivalents

First American Government Obligation Fund, Class Z**	735,506	735,506
Total Cash Equivalents 4.2%		$735,506
(Identified Cost $735,506)

Total Portfolio Value 99.7%		$17,619,437
(Identified Cost $16,882,996)

Other Assets in Excess of Liabilities 0.3%		$66,296

Total Net Assets 100.0%		$17,685,733

* Non-income producing security.

** Variable Rate Security; as of September 30, 2015, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	$2,968,170
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	3,285,000	3,387,351
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,886,296
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,912,305
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,517,634
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,359,595
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	3,600,000	3,704,144
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	974,511
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/2016	3,000,000	3,003,054
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	3,000,000	2,971,332
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018**	746,000	772,515
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,835,000	2,946,988
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,015,468
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,479,921
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,534,000	1,768,388
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017	1,000,000	1,090,771
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	1,267,000	1,273,187
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	916,234
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,437,067
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	118,327
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	630,000	676,738
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	3,000,000	3,037,197
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,034,006
21.1% - Total For Corporate Bonds: Bank and Finance		$49,251,199

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,034,808
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	3,230,000	3,252,151
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,867,142
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	913,352
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,271,284
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,000,000	973,226
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	910,000	879,580
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	2,500,000	2,548,960
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	1,435,000	1,436,807
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020	3,898,000	3,915,167
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,832,554
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,892,018
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	93,135
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,681,352
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,728,000	1,964,119
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,184,908
United Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	500,000	590,858
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,130,917
United Technologies Junior Subordinated Notes, 1.788% Due 05/04/2018**	6,000,000	5,988,432
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,655,568
20.6% - Total For Corporate Bonds: Industrial		$48,106,338

AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,625,313
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,009,277
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,253,310
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,289,245
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	625,000	620,025
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,717,708
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	352,901
Williams Partners Senior Unsecured Notes, 4.875% Due 15/15/2023	4,000,000	3,700,000
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,256,181
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	3,842,000	3,308,346
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	397,000	469,033
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	857,181
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,864,280
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,098,480
10.5% - Total For Corporate Bonds: Utilities		$24,421,280

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	8,148,000	8,120,207
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	7,908,225	7,706,296
United States Treasury Notes, 2.750% Due 08/15/2042	6,500,000	6,337,669
United States Treasury Notes, 2.750% Due 11/15/2042	10,000,000	9,735,940

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Face Value	Fair Value
United States Treasury Notes, 2.000% Due 04/30/2016	2,300,000	2,323,718
14.6% - Total For United States Government Treasury Obligations		$34,223,830

Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 05/13/2020**	6,845,000	6,851,065
FHLMC Step-up Coupon Notes, 1.000% Due 05/27/2020**	3,000,000	3,003,627
FHLMC Step-up Coupon Notes, 1.000% Due 07/22/2020**	3,940,000	3,941,371
FHLMC Step-up Coupon Notes, 1.000% Due 10/15/2020**	4,000,000	4,002,868
7.6% - Total For United States Government Agency Obligations		$17,798,931

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	3,607,956	3,774,116
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	624,464	680,768
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	332,361	367,090
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	232,384	237,953
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	709,991	754,930
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	1,025,092	1,056,948
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	1,705,332	1,744,098
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	2,207	2,623
FHLMC Gold Partner Certificate Pool G06616, 4.000% Due 07/01/2024	2,480,316	2,667,744
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	1,100,198	1,195,551
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	2,260,712	2,513,213
FHLMC Partner Certificate Pool 780439, 2.348% Due 04/01/2033**	144,155	153,549
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,370,574	1,474,725
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	4,613,948	4,824,021
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	767,784	814,351
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	807	829
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	745,819	825,641
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	282,365	321,392
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	1,081,991	1,219,185
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	145,307	151,440
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	744,542	838,438
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	2,159,994	2,305,538
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	476,317	493,782
GNMA II Pool 2658, 6.500% Due 10/20/2028	31,411	37,237
GNMA II Pool 2945, 7.500% Due 07/20/2030	6,518	8,089
GNMA II Pool 4187, 5.500% Due 07/20/2038	21,992	23,495
GNMA II Pool 4847, 4.000% Due 11/20/2025	618,891	659,608
GNMA Pool 780400, 7.000% Due 12/15/2025	3,791	4,414
GNMA Pool 780420, 7.500% Due 08/15/2026	2,204	2,627
GNMA Pool 781397, 5.500% Due 02/15/2017	8,000	8,178
12.5% - Total For Government Agency Obligations - Mortgage Backed Securities		$29,161,573

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	240,346
0.1% - Total Certificates of Deposit		$240,346

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	640,000	642,918
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,155,390
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,480,640
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,872,625
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,513,852
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,324,512
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,736,871
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,443,310
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,065,241
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,570,300
8.5% - Total For Taxable Municipal Bonds		$19,805,659

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,078,379
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,335,801
1.9% - Total For Non-Taxable Municipal Bonds		$4,414,180

Total Fixed Income Securities - Bonds 97.4%		$227,423,336
(Identified Cost $221,693,325)
	221,693,325.00

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	3,933,316
Total Preferred Stocks 1.7%		$3,933,316
(Identified Cost $3,888,768)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z, 0.01%**	4,261,134	4,261,134
Total Cash Equivalents 1.8%		$4,261,134
(Identified Cost $4,261,134)

Total Portfolio Value 100.9%		$235,617,786
(Identified Cost $229,843,227)

Liabilities in Excess of Other Assets -0.9%		$(2,054,933)

Total Net Assets 100%		$233,562,853

** Variable Rate Security; the rate shown is as of September 30, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	$482,460
Aurora Colorado Certificates of Participation, 3.500% Due 12/01/2018	280,000	299,429
Cincinnati Ohio GO, 5.000% Due 12/01/2017*	75,000	75,570
Cincinnati Ohio GO Unlimited, 5.250% Due 12/01/2029	200,000	242,140
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	97,131
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018*	400,000	403,072
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	197,049
Hudson City Ohio GO Limited, 5.000% Due 12/01/2035*	200,000	201,536
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	402,971
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	141,082
Pembroke Pines Florida GO Unlimited, 5.000% Due 09/01/2024	200,000	240,934
Springboro Ohio GO Limited, 3.000% Due 12/01/2017	150,000	157,168
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	40,000	43,709
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	204,254
4.9% - Total For General Obligation - City		$3,188,505

Campbell County Kentucky GO Unlimited (XLCA Insured), 4.000% Due 12/01/2016	250,000	255,735
Butler County Ohio General Obligation Limited, 3.500% Due 12/01/2024	160,000	194,739
Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	342,293
Green County Ohio General Obligation Limited Bond Anticipation Notes, 1.750% Due 06/10/2016	500,000	504,755
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	479,610
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	174,298
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	280,144
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	337,008
3.9% - Total For General Obligation - County		$2,568,582

Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	208,976
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	981,366
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	384,489
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	603,700
3.3% - Total For General Obligation - State		$2,178,531

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	950,803
Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	339,885
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	144,961
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	305,199
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	278,750
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	356,810
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	258,570
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	306,087
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	647,148
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	700,000	748,125
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	199,008
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,138,894
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	115,060
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	322,455
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	162,746
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	153,913
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	168,848
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	283,270
Ohio State Higher Educational Facilities Revenue - University of Dayton, 4.000% Due 12/01/2017	165,000	174,799
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	171,909
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	744,558
Ohio University General Receipts Revenue Bond, 3.000% Due 12/01/2015	200,000	200,906
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	153,672
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	130,286
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	323,766
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	740,681
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	397,187
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	300,166
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	346,746
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2016	140,000	144,353
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	273,125
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	551,568
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	347,718
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,015,661
19.7% - Total For Higher Education		$12,897,633

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 05/15/2016	375,000	385,800
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	135,031
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 10/15/2024	100,000	115,786
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	322,013

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	407,440
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	368,031
Hamilton County Ohio Hospital Facilities reveue Cincinnati Children's Hospital, 5.000% Due 05/15/2027	100,000	118,407
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,104,803
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	561,570
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	361,242
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	195,629
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	480,000
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	536,593
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	287,450
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	586,720
9.1% - Total For Hospital/Health Bonds		$5,966,515

Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	596,955
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	180,617
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	317,706
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	221,848
Knox County Ohio Career Center Certificates of Participation, 2.000% Due 12/01/2015	120,000	120,344
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	876,503
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	159,738
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	538,755
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	107,234
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	101,192
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	202,890
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	161,154
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	319,391
5.9% - Total For Revenue Bonds - Facility		$3,904,327

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	261,903
Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	430,908
Butler County Ohio Sewer System Revenue (AGM Insured), 5.000% Due 12/01/2015	125,000	125,959
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	422,060
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	144,232
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,124
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	300,489
Dallas Texas Waterworks and Sewer System Revenue, 5.000% Due 10/01/2015	350,000	350,000
Escambia County Florida Solid Waste Disposal Revenue, 1.400% Due 12/01/2017	555,000	554,645
Evansville Indiana Waterworks District Revenue, 5.000% Due 01/01/2022	300,000	349,662
Kentucky Rural Water Financing Corp. Public Project Revenue, 2.000% Due 02/01/2016	500,000	502,165
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018*	145,000	146,102
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021*	500,000	503,800
Lima Ohio Sanitary Sewer Revenue, 3.000% Due 12/01/2016	280,000	287,988
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	231,574
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 2.150% due 09/01/2020	650,000	659,100
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	333,828
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	272,158
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	406,752
Toledo Ohio Water System Revenue, 5.000% Due 11/15/2025	255,000	307,466
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	336,841
10.6% - Total For Revenue Bonds - Water & Sewer		$6,939,756

Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	442,206
Blue Ash Ohio Income Tax Revenue, 2.000% Due 12/01/2015	190,000	190,481
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, 5.000% Due 06/01/2030	655,000	751,652
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	162,869
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	114,771
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	245,052
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	117,371
Lorain County Ohio Port Authority Revenue Bond Anticipation Notes, 1.000% Due 11/04/2015	420,000	420,252
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	676,218
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	297,112
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	606,525
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	327,321
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	102,714
6.8% - Total For Other Revenue Bonds		$4,454,544

Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	520,875
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	126,785
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	327,124
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	310,629
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	120,796
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2015	130,000	130,378
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2016	125,000	127,230

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	190,503
Danville Indiana School Building Corp. First Mortgage Revenue, 4.000% Due 07/15/2017	225,000	237,640
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	590,790
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	485,432
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue, 5.000% Due 12/01/2024	300,000	362,118
Franklin Indiana Community Multi-School Building Corp. , 5.000% Due 01/15/2023	200,000	235,846
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	380,993
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	119,972
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	342,795
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	278,835
Talawanda Ohio SD GO Limited, 3.000% Due 12/01/2016	120,000	123,607
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	103,147
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	601,030
Harper Creek Michigan CSD GO Unlimited, 4.000% Due 05/01/2017	220,000	230,765
Highland Ohio LSD GO Unlimited, 2.000% Due 12/01/2016	120,000	121,918
Hillsborough County Florida School Board Certificates of Participation, 5.000% Due 07/01/2025	200,000	241,822
Keller Texas ISD GO Umlimited, 4.500% Due 02/15/2020	245,000	274,047
Keller Texas ISD GO Umlimited, 4.500% Due 02/15/2020	5,000	5,540
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	171,593
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	327,219
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	266,205
Lake Ohio LSD of Stark County GO Unlimited, 2.000% Due 12/01/2016	150,000	152,432
Lake Ohio LSD of Stark County GO Unlimited, 4.000% Due 12/01/2023	400,000	442,672
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	255,487
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	136,196
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	415,426
Licking Valley Ohio LSD GO Unlimited, 2.000% Due 12/01/2017	200,000	204,772
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	100,762
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	104,030
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	515,664
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	173,835
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	130,000
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	182,145
Mason Ohio CSD, 5.000% Due 12/01/2015*	30,000	30,230
Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	105,000	105,803
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	159,309
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,171,987
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	153,881
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 2.000% Due 12/01/2016	340,000	345,671
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	519,695
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	281,113
Reynoldsburg Ohio CSD GO, 4.375% Due 12/01/2018	200,000	219,136
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	222,418
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	103,551
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	347,835
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	449,387
Sycamore Ohio CSD GO, 4.375% Due 12/01/2018	400,000	418,072
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	266,692
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	196,331
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	320,656
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	263,926
Wyoming Ohio CSD GO Unlimited, 5.000% Due 12/01/2023	200,000	241,096
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	507,412
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	168,584
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	222,798
25.8% - Total For School District		$16,884,638

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,160,403
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	417,760
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	701,964
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	455,956
Ohio Building Authority Revenue (National Re Insured), 5.000% Due 10/01/2016	100,000	104,658
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	245,285
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	196,297
Ohio Department of Administration Certificate of Participation, 5.000% Due 03/01/2024	300,000	350,511
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	156,106
Ohio Department of Administration Certificates of Participation, 5.000% Due 03/01/2017	100,000	106,192
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	406,462
6.6% - Total For State Agency		$4,301,594

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	285,000	298,352
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	55,000	56,963
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	185,000	187,810
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	250,000	259,202
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	125,000	128,157
1.4% - Total For Housing		$930,484

Total Municipal Income Securities - Bonds 98.0%		$64,215,109
(Identified Cost $61,992,722)

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2015 - Unaudited

Cash Equivalents	Shares	Fair Value

Federated Ohio Municipal Cash Trust Money Market Fund, 0.01%**	1,092,992	1,092,992
Total Cash Equivalents 1.7%		$1,092,992
(Identified Cost $1,092,992)

Total Portfolio Value 99.7%		$65,308,101
(Identified Cost $63,085,714)

Other Assets in Excess of Liabilities 0.3%		$198,228

Total Net Assets 100.0%		$65,506,329

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2015, these bonds represented 4.12% of total assets.

** Variable Rate Security; the rate shown is as of September 30, 2015.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Senior Usecured Notes, 6.150% Due 08/28/2017	1,000,000	1,084,990
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	$1,014,160
BB&T Subordinated Notes, 5.250% Due 11/01/2019	520,000	575,795
BB&T Corp. Subordinated Notes, 0.561% Due 09/13/2016**	1,480,000	1,477,466
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	819,000	871,336
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,140,488
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,900,000	1,919,942
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,362,686
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	405,000	437,647
Key Bank NA Senior Unsecured Notes, 1.700% Due 06/01/2018	1,100,000	1,098,477
Manufacturers and Traders Trust Co. Senior Unsecured Bank Notes, 0.527% Due 03/07/2016**	1,200,000	1,199,684
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	530,000	586,086
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,700,000	1,726,296
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,559,253
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	750,000	864,596
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,325,855
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	750,000	845,196
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,342,735
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,100,000	1,127,004
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,623,000	1,685,328
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,437,000	1,449,170
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,422,561
24.2% - Total Finance		$26,116,751

Industrial
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,706,000	1,715,422
Becton Dickinson Senior Unsecured Notes, 2.675% Due 12/15/2019	80,000	80,895
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	845,000	863,566
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,065,000	1,126,611
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	2,000,000	2,243,104
General Electric Capital Corp. Senior Unsecured Notes, 1.034% Due 04/15/2020**	1,000,000	1,004,404
General Electric Capital Corp. Senior Unsecured Notes, 1.23% Due 03/15/2023**	2,000,000	2,002,518
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,746,000	1,769,576
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,022,986
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,315,137
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,000,000	1,000,959
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,093,600
Schlumberger Investment Senior Unsecured Notes, 1.950% Due 09/14/2016*	1,379,000	1,392,591
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,682,538
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	3,000,000	2,994,216
Verizon Communications Senior Unsecured Notes, 6.35% Due 04/01/2019	2,000,000	2,278,778
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,282,165
23.1% - Total Industrial		$24,869,066

Utilities
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,845,000	1,999,135
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,280,000	1,423,789
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	200,000	219,283
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,000,000	1,102,602
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,600,000	1,587,264
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	600,000	649,393
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	471,958
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,303,057
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 01/15/2016	810,000	819,334
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,623,000	1,719,221
10.5% - Total Utilities		$11,295,036

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,129,680	4,124,894
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	3,564,750	3,552,591
United States Treasury Notes, 2.000% Due 12/31/2015	2,500,000	2,525,780
United States Treasury Notes, 2.125% Due 12/31/2015	1,300,000	1,306,652
United States Treasury Notes, 3.250% Due 06/30/2016	4,500,000	4,598,613
United States Treasury Floating Rate Note, 0.127% Due 7/31/2017*	2,000,000	1,997,940
16.8% - Total United States Government Treasury Obligations		$18,106,470

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 04/29/2020	2,000,000	2,000,942
FHLMC Step-up Coupon Notes, 1.000% Due 05/13/2020	3,000,000	3,002,658
FHLMC Step-up Coupon Notes, 1.000% Due 10/15/2020	5,000,000	5,003,585
FHLMC Step-up Coupon Notes, 0.875% Due 07/29/2020	3,000,000	3,005,937
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,010,000	1,013,028
13.0% - Total United States Government Agency Obligations		$14,026,150

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.240% Due 04/01/2042**	793,627	830,178
FHLMC CMO Series 2989 Class TG, 5.000% Due 06/15/2025	1,034,681	1,120,335
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	1,037,412	1,076,554
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	835,612	854,608
FNMA 7/1 Hybrid ARM, 2.803% Due 12/01/2044	1,168,711	1,215,430
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	746,962	803,725
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,195,998	1,214,721
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	88,824	94,393
GNMA Pool 726475, 4.000% Due 11/15/2024	414,478	441,707
7.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$7,651,651

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	241,566
0.2% - Total Certificates of Deposit		$241,566

Taxable Municipal Bonds
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,414,159
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,131,656
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,439,381
3.7% - Total Taxable Municipal Bonds		$3,985,196

Total Fixed Income Securities 98.6%		$106,291,886
(Identified Cost $106,349,888)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	5,458,149	5,458,149
Total Cash Equivalents 5.1%		$5,458,149
(Identified Cost $5,458,149)

Total Portfolio Value 103.7%		$111,750,035
(Identified Cost $111,808,037)

Liabilities in Excess of Other Assets -3.7%		$(3,998,489)

Total Net Assets 100.0%		$107,751,546

* 144A Restricted Security. The total fair value of such securities as of September 30, 2015 was $2,816,380 and represented 2.61% of net assets.

- Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318.

- Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389.

- Berkshire Hathaway Energy Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180.

- Berkshire Hathaway Energy Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80.

- Berkshire Hathaway Energy Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766.

** Variable Rate Security; the rate shown is as of September 30, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,460,000	$1,444,509
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,536,000	1,583,857
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	500,000	528,671
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,107,299
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,362,371
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	500,000	514,465
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,046,319
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/2016	1,200,000	1,201,222
Huntington National Bank Senior Unsecured Notes, 2.600% Due 08/02/2018	220,000	222,309
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,600,000	1,584,710
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,035,543
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	500,000	553,238
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,218,562
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,559,253
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,729,193
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,096,353
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,515,000	1,533,784
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,008,469
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,246,000	1,239,593
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	1,400,000	1,426,797
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,280,743
23.3% - Total Finance		$24,277,260

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,034,808
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,500,000	1,510,287
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,410,134
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,500,000	1,459,839
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	500,000	483,286
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	1,000,000	1,019,584
General Electric Capital Corp. Senior Unsecured Notes, 1.0888% Due 04/15/2020**	753,000	756,316
General Electric Capital Corp. Senior Unsecured Notes, 1.234% Due 03/15/2023**	2,000,000	2,002,518
Home Depot Senior Unsecured Notes, 2.625% Due 06/01/2022	910,000	909,606
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,014,604
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,281,323
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,257,957
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,200,000	1,201,151
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,093,600
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	500,000	568,322
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	254,160
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,078,086
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	534,139
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,500,000	1,497,108
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	422,000	498,569
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,182,000	1,017,820
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,103,334
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	706,946
22.8% - Total Industrial		$23,693,497

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	820,000	829,993
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,625,313
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	683,613
Duke Energy Ohio First Mortgage, 5.450% Due 04/01/2019	1,000,000	1,115,113
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,000,000	992,040
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	541,160
Mississippi Power Company Senior Unsecured Notes, 5.550% Due 03/01/2019	275,000	306,680
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	707,085
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	624,965
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	460,000	504,351
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,112,335
Virginia Electric & Power Co. Senior Unsecured Notes, 2.950% Due 01/15/2022	415,000	418,685

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

	Face Value	Fair Value
Williams Partners Senior Unsecured Notes, 4.875% Due 15/15/2023	1,500,000	1,387,500
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,086,601
11.4% - Total Utilities		$11,935,434

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	4,074,000	4,060,104
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	4,217,720	4,110,025
United States Treasury Bonds, 4.500% Due 11/15/2015	2,100,000	2,111,155
United States Treasury Notes, 2.000% Due 04/30/2016	4,000,000	4,041,248
United States Treasury Notes, 2.750% Due 11/15/2042	1,150,000	1,119,633
14.8% - Total United States Government Treasury Obligations		$15,442,165

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 04/29/2020	3,000,000	3,001,413
FHLMC Step-up Coupon Notes, 1.000% Due 05/13/2020	2,500,000	2,502,215
FHLMC Step-up Coupon Notes, 1.000% Due 10/15/2020	2,500,000	2,501,793
FHLMC Step-up Coupon Notes, 0.875% Due 07/29/2020	2,500,000	2,504,947
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	920,891
10.9% - Total United States Government Agency Obligations		$11,431,259

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.240% Due 04/01/2042**	850,315	889,476
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	878,704	941,284
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	265,889	293,672
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,279,443	1,360,425
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	341,066	348,820
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	409,202	454,906
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.256% Due 12/01/2041**	581,843	610,835
FNMA 7/1 Hybrid ARM, 2.803% Due 12/01/2044	1,200,421	1,248,407
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	536,645	572,805
6.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,720,630

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,129
0.2% - Total Certificates of Deposit		$243,129

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	816,814
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,149,050
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,067,080
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	344,529
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,609,539
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,351,846
6.1% - Total Taxable Municipal Bonds		$6,338,858

Non-Taxable Municipal Bonds
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	533,150
0.5% - Non-Total Taxable Municipal Bonds		$533,150

Total Fixed Income Securities 96.4%		$100,615,382
(Identified Cost $99,911,257)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	52,390	1,329,658
Total Preferred Stocks 1.3%		$1,329,658
(Identified Cost $1,248,635)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	3,742,987	3,742,987
Total Cash Equivalents 3.6%		$3,742,987
(Identified Cost $3,742,987)

Total Portfolio Value 101.3%		$105,688,027
(Identified Cost $104,902,879)

Liabilities in Excess of Other Assets -1.3%		$(1,380,172)
Total Net Assets 100%		$104,307,855

* 144A Restricted Security. The total fair value of such securities as of September 30, 2015 was $1,112,335 and represented 1.07% of net assets.

- Berkshire Hathaway Energy Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2015 was $111.233.

** Variable Rate Security; the rate shown is as of September 30, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,300,000	$1,286,207
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,000,000	1,031,157
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,107,299
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,165,100
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	1,250,000	1,286,161
Huntington National Bank Senior Unsecured Notes, 1.375% Due 04/24/2017	1,300,000	1,293,061
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,287,577
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,035,543
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,289,644
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,339,000	1,391,893
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,152,795
PNC Financial Services Subordinated Notes, 3.900% Due 04/29/2024	500,000	505,724
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,277,251
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,113,639
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,631,567
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	1,800,000	2,013,603
22.2% - Total Finance		$19,868,221

Industrial
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,400,000	1,409,601
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,031,346
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,528,542
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,527,201
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,405,000	1,358,032
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023**	2,000,000	2,002,518
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	871,125
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,281,323
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,143,597
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,093,600
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,210,327
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	619,601
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,570,000	1,566,973
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	1,500,000	2,120,838
20.9% - Total Industrial		$18,764,624

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	723,714
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,625,313
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	496,020
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	541,161
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	454,542
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	854,879
Williams Partners Senior Unsecured Notes, 4.875% Due 15/15/2023	1,465,000	1,355,125
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018*	1,000,000	1,112,335
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,182,000	1,017,820
Verizon Communications Senior Unsecured Notes, 6.550% Due 09/15/2043	122,000	144,136
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,086,601
10.5% - Total Utilities		$9,411,646

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	3,055,500	3,045,078
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,163,290	3,082,519
United States Treasury Notes, 2.000% Due 04/30/2016	1,500,000	1,515,468
United States Treasury Notes, 2.750% Due 08/15/2042	3,000,000	2,925,078
United States Treasury Notes, 2.750% Due 11/15/2042	3,000,000	2,920,782
15.0% - Total United States Government Treasury Obligations		$13,488,925

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 05/13/2020**	4,500,000	4,503,987
FHLMC Step-up Coupon Notes, 1.000% Due 07/22/2020**	1,000,000	1,000,348
6.1% - Total United States Government Agency Obligations		5,504,335

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

	Face Value	Fair Value
United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	850,316	889,476
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	232,653	256,963
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	26,162	26,871
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,279,442	1,360,425
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	682,133	697,639
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	379,173	412,036
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	925,152	1,028,483
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	2,448,105	2,633,098
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	581,842	610,835
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	456,858	491,575
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,389,743	1,453,018
FNMA CMO Series 2014-21 Class PA, 3.500% Due 02/25/2043	767,784	814,351
FNMA Partner Certificate Pool 889050, 5.000% Due 12/01/2019	659,907	750,184
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	372,271	419,219
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	536,644	572,805
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	8,000	8,178
13.9% - Total United States Government Agency Obligations - Mortgage Backed Securities		$12,425,156

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,129
0.3% - Total Certificates of Deposit		$243,129

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	844,980
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,051,054
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,097,830
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	533,150
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	1,021,328
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	969,000
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,084,390
8.5% Total Taxable Municipal Bonds		$7,601,732

Total Fixed Income Securities 97.4%		$87,307,768
(Identified Cost $85,846,882)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	54,000	1,370,520
Total Preferred Stocks 1.6%		$1,370,520
(Identified Cost $1,298,315)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	142,194	142,194
Total Cash Equivalents 0.2%		$142,194
(Identified Cost $142,194)

Total Portfolio Value 99.2%		$88,820,482
(Identified Cost $87,287,391)

Other Assets in Excess of Liabilities 0.8%		$771,491

Total Net Assets 100.0%		$89,591,973

* 144A Restricted Security. The total fair value of such securities as of September 30, 2015 was $1,112,335 and represented 1.24% of net assets.

- Berkshire Hathaway Energy Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2015 was $111.233.

** Variable Rate Security; the rate shown is as of September 30, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	1,014,160
American Express Bank Senior Unsecured Notes, 6.000% Due 09/13/2017	1,925,000	2,086,800
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,170,000	1,235,088
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,605,820
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,046,319
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,500,000	1,515,744
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,016,930
JPMorgan Chase & Co. Subordinated Notes, 5.150% Due 10/01/2015	557,000	557,000
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,860,000	1,894,695
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,500,000	1,499,605
PNC Funding Corporation Guaranteed Notes, 5.125% Due 02/01/2017	789,000	830,930
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,685,000	1,711,064
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,000,000	2,079,004
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,060,684
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,200,000	1,229,459
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,008,469
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,466,428
24.9% - Total Finance		$22,858,199

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	919,775
Cooper US Inc. Senior Unsecured Notes, 2.375% Due 01/15/2016	1,000,000	1,004,594
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	1,500,000	1,682,328
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,389,000	1,396,671
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	1,330,000	1,318,277
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 0.5389% Due 05/13/2024**	1,100,000	1,038,322
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020**	1,175,000	1,180,175
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2389% Due 04/15/2023**	1,000,000	1,002,851
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	1,560,000	1,710,668
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,500,000	1,534,479
Kroger Co. Senior Unsecured Notes, 1.200% Due 10/17/2016	500,000	500,333
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,089,066
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,564,000	1,710,390
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,044,123
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	500,000	532,018
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,019,523
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	2,000,000	1,996,144
22.5% - Total Industrials		$20,679,737

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,189,320
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	825,000	882,346
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,625,313
Verizon Wireless Senior Unsecured Notes, 1.350% Due 06/09/2017	1,000,000	998,599
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,096,415
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,425,000	1,413,657
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	480,000	519,514
Verizon Communications Senior Unsecured Notes, 2.500% Due 09/15/2016	686,000	695,426
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,420,000	1,504,186
10.8% - Total Utilities		$9,924,776

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,129,680	4,124,894
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	2,546,250	2,537,565
United States Treasury Floating Rate Note, 0.127% Due 7/31/2017*	2,000,000	1,997,940
United States Treasury Note, 0.500% Due 7/31/2016	4,000,000	4,005,548
13.8% - Total United States Government Treasury Obligations		$12,665,947

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 12/18/2019	1,918,000	1,920,374

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2015 - Unaudited

	Face Value	Fair Value
FHLMC Step-up Coupon Notes, 1.500% Due 01/16/2020	2,000,000	2,003,958
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019**	1,095,000	1,098,283
5.5% - Total United States Government Agency Obligations		$5,022,615

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	276,164	295,832
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041**	581,843	610,835
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,699,774	1,763,890
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	974,503	1,109,671
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,793,998	1,822,081
GNMA Pool 726475, 4.000% Due 11/15/2024	414,479	441,707
GNMA Pool 728920, 4.000% Due 12/15/2024	648,149	690,193
7.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,734,209

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	241,566
0.3% - Total Certificates of Deposit		$241,566

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,506,840
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,002,950
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,019,510
3.8% - Total Municipal Bonds		$3,529,300

Total Fixed Income Securities 88.9%		$81,656,349
(Identified Cost $81,807,259)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	3,149,430	3,149,430
Cash Collateral held by R.J. O'Brien		4,807,170
Total Cash Equivalents 8.7%		$7,956,600
(Identified Cost $7,956,600)

Total Portfolio Value 97.6%		$89,612,949
(Identified Cost $89,763,859)

Other Assets in Excess of Liabilities 2.4%		$2,156,945

Total Net Assets: 100.0%		$91,769,894

	Long	Unrealized
Futures Contracts	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring December 2015 (50 units per contract)	950	$(2,428,980)
(Notional Value of $91,201,425)

** Variable Rate Security; the rate shown is as of September 30, 2015.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2015:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$17,195,404	$—	$—	$17,195,404
Telecommunication Services	3,018,211	—	—	3,018,211
Consumer Staples	25,268,460	—	—	25,268,460
Consumer Discretionary	12,021,499	—	—	12,021,499
Energy	14,684,000	—	—	14,684,000
Financial Services	22,359,504	—	—	22,359,504
Health Care	11,892,655	—	—	11,892,655
Information Technology	27,777,589	—	—	27,777,589
Money Market Fund	1,154,569	—	—	1,154,569
Total	$135,371,891	$—	$—	$135,371,891

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$6,482,206	$—	$—	$6,482,206
Consumer Staples	5,312,151	—	—	5,312,151
Consumer Discretionary	6,519,217	—	—	6,519,217
Energy	3,594,461	—	—	3,594,461
Financial Services	7,099,516	—	—	7,099,516
Health Care	4,133,702	—	—	4,133,702
Information Technology	13,031,536	—	—	13,031,536
Money Market Fund	873,290	—	—	873,290
Total	$47,046,079	$—	$—	$47,046,079

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$2,837,565	$—	$—	$2,837,565
Industrials	7,583,374	—	—	7,583,374
Consumer Staples	1,937,949	—	—	1,937,949
Consumer Discretionary	6,277,366	—	—	6,277,366
Energy	919,161	—	—	919,161
Financial Services	8,914,862	—	—	8,914,862
Health Care	4,829,137	—	—	4,829,137
Information Technology	4,790,544	—	—	4,790,544
Utilities	846,036	—	—	846,036
Real Estate Investment Trusts	1,278,371	—	—	1,278,371
Money Market Fund	326,784	—	—	326,784
Total	$40,541,149	$—	$—	$40,541,149

Realty Fund	Level 1	Level 2	Level 3	Total
REIT – Residential	$1,681,379	$—	$—	$1,681,379
REIT – Diversified	1,583,061	—	—	1,583,061
REIT – Health Care Facilities	1,012,143	—	—	1,012,143
REIT – Hotels/Motels	514,424	—	—	514,424
REIT – Office	999,022	—	—	999,022
REIT – Industrial	658,434	—	—	658,434
REIT – Retail	2,646,727	—	—	2,646,727
REIT – Timber	339,764			339,764
Money Market Fund	78,247	—	—	78,247
Total	$9,513,201	$—	$—	$9,513,201

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$844,185	$—	$—	$844,185
Industrials	1,575,456	—	—	1,575,456
Telecommunication Services	1,665,093	—	—	1,665,093
Consumer Staples	1,373,847	—	—	1,373,847
Consumer Discretionary	1,701,825	—	—	1,701,825
Energy	1,216,189	—	—	1,216,189
Financial Services	4,416,616	—	—	4,416,616
Health Care	1,937,056	—	—	1,937,056
Information Technology	1,574,337	—	—	1,574,337
Utilities	579,327	—	—	579,327
Money Market Fund	735,506	—	—	735,506
Total	$17,619,437	$—	$—	$17,619,437

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$49,251,199	$—	$49,251,199
Industrials	—	48,106,338	—	48,106,338
Utilities	—	24,421,280	—	24,421,280
U.S. Government Treasury Obligations	—	34,223,830	—	34,223,830
U.S. Government Agency Obligations	—	17,798,931	—	17,798,931
U.S. Government Agency Obligations – Mortgage-Backed	—	29,161,573	—	29,161,573
Certificates of Deposit	—	240,346	—	240,346
Taxable Municipal Bonds	—	19,805,659	—	19,805,659
Non-Taxable Municipal Bonds	—	4,414,180	—	4,414,180
Preferred Stocks	3,933,316	—	—	3,933,316
Money Market Fund	4,261,134	—	—	4,261,134
Total	$8,194,450	$227,423,336	$—	$235,617,786

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$3,188,505	$—	$3,188,505
General Obligation – County	—	2,568,582	—	2,568,582
General Obligation – State	—	2,178,531	—	2,178,531
Higher Education	—	12,897,633	—	12,897,633
Hospital / Health	—	5,966,515	—	5,966,515
Revenue Bonds - Facility	—	3,904,327	—	3,904,327
Revenue Bonds – Water & Sewer	—	6,939,756	—	6,939,756
Other Revenue	—	4,454,544	—	4,454,544
School District	—	16,884,638	—	16,884,638
State Agency	—	4,301,594	—	4,301,594
Housing	—	930,484	—	930,484
Money Market Fund	1,092,992	—	—	1,092,992
Total	$1,092,992	$64,215,109	$—	$65,308,101

Johnson Institutional Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$26,116,751	$—	$26,116,751
Industrial	—	24,869,066	—	24,869,066
Utilities	—	11,295,036	—	11,295,036
U.S. Government Treasury Obligations	—	18,106,470	—	18,106,470
U.S. Government Agency Obligations	—	14,026,150	—	14,026,150
U.S. Government Agency Obligations – Mortgage-Backed	—	7,651,651	—	7,651,651
Certificates of Deposit	—	241,566	—	241,566
Taxable Municipal Bonds	—	3,985,196	—	3,985,196
Money Market Fund	5,458,149	—	—	5,458,149
Total	$5,458,149	$106,291,886	$—	$111,750,035

Johnson Institutional Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$24,277,260	$—	$24,277,260
Industrial	—	23,693,497	—	23,693,497
Utilities	—	11,935,434	—	11,935,434
U.S. Government Treasury Obligations	—	15,442,165	—	15,442,165
U.S. Government Agency Obligations	—	11,431,259	—	11,431,259
U.S. Government Agency Obligations – Mortgage-Backed	—	6,720,630	—	6,720,630
Certificates of Deposit	—	243,129	—	243,129
Taxable Municipal Bonds	—	6,338,858	—	6,338,858
Non-Taxable Municipal Bonds	—	533,150	—	533,150
Preferred Stocks	1,329,658	—	—	1,329,658
Money Market Fund	3,742,987	—	—	3,742,987
Total	$5,072,645	$100,615,382	$—	$105,688,027

Johnson Institutional Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$19,868,221	$—	$19,868,221
Industrial	—	18,764,624	—	18,764,624
Utilities	—	9,411,646	—	9,411,646
U.S. Government Treasury Obligations	—	13,488,925	—	13,488,925
U.S. Government Agency Obligations	—	5,504,335	—	5,504,335
U.S. Government Agency Obligations – Mortgage-Backed	—	12,425,156	—	12,425,156
Certificates of Deposit	—	243,129	—	243,129
Taxable Municipal Bonds	—	7,601,732	—	7,601,732
Preferred Stocks	1,370,520	—	—	1,370,520
Money Market	142,194	—	—	142,194
Total	$1,512,714	$87,307,768	$—	$88,820,482

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$22,858,199	$—	$22,858,199
Industrial	—	20,679,737	—	20,679,737
Utilities	—	9,924,776	—	9,924,776
U.S. Government Treasury Obligations	—	12,665,947	—	12,665,947
U.S. Government Agency Obligations	—	5,022,615	—	5,022,615
U.S. Government Agency Obligations – Mortgage-Backed	—	6,734,209	—	6,734,209
Certificates of Deposit	—	241,566	—	241,566
Taxable Municipal Bonds	—	3,529,300	—	3,529,300
Cash Equivalents	7,956,600	—	—	7,956,600
Sub-Total	$7,956,600	$81,656,349	$—	$89,612,949
Other Financial Instruments*	(2,428,980)	—	—	(2,428,980)
Total	$5,527,620	$81,656,349	$—	$87,183,969

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the nine months ended September 30, 2015, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2015 was $97,988,294. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due from the Broker on futures contracts as of September 30, 2015 was $1,624,500.

Tax Cost of Securities

As of March 31, 2015, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$127,191,279	$14,358,491	$(6,177,878)	$8,180,613
Johnson Growth Fund	40,767,667	8,922,651	(2,644,239)	6,278,412
Johnson Opportunity Fund	36,767,185	6,378,483	(2,604,519)	3,773,964
Johnson Realty Fund	5,396,275	4,257,098	(140,172)	4,116,926
Johnson International Fund	16,882,996	2,879,887	(2,143,446)	736,441
Johnson Fixed Income Fund	229,843,227	7,298,455	(1,523,895)	5,774,560
Johnson Municipal Income Fund	63,085,714	2,275,214	(52,827)	2,222,387
Johnson Institutional Short Duration Bond Fund	111,808,037	286,175	(344,177)	(58,002)
Johnson Institutional Intermediate Bond Fund	104,902,879	1,373,700	(588,552)	785,148
Johnson Institutional Core Bond Fund	87,287,391	2,122,796	(589,706)	1,533,090
Johnson Enhanced Return Fund	89,763,859	227,881	(2,812,295)	(2,584,414)

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 13, 2015, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: 11/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: 11/30/15

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: 11/30/15

* Print the name and title of each signing officer under his or her signature